JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 99.2%
U.S. Treasury Notes
4.38%, 12/15/2026	266,000	268,026
1.25%, 12/31/2026	439,000	428,042
1.75%, 12/31/2026	186,000	182,338
4.25%, 12/31/2026	454,000	456,944
4.00%, 1/15/2027	402,000	403,696
1.50%, 1/31/2027	576,000	562,230
4.13%, 1/31/2027	523,000	526,003
2.25%, 2/15/2027	288,000	283,466
4.13%, 2/15/2027	358,000	360,224
1.13%, 2/28/2027	131,000	127,096
1.88%, 2/28/2027	348,000	340,795
4.13%, 2/28/2027	523,000	526,310
4.25%, 3/15/2027	368,000	371,047
0.63%, 3/31/2027	192,000	184,718
2.50%, 3/31/2027	396,000	390,493
3.88%, 3/31/2027	391,000	392,420
4.50%, 4/15/2027	387,000	391,732
0.50%, 4/30/2027	196,000	187,800
2.75%, 4/30/2027	378,000	373,777
3.75%, 4/30/2027	391,000	391,947
2.38%, 5/15/2027	413,000	406,144
4.50%, 5/15/2027	439,000	444,813
0.50%, 5/31/2027	192,000	183,525
2.63%, 5/31/2027	244,000	240,702
3.88%, 5/31/2027	391,000	392,802
4.63%, 6/15/2027	387,000	393,153
0.50%, 6/30/2027	189,000	180,251
3.25%, 6/30/2027	365,000	363,389
3.75%, 6/30/2027	390,000	391,188
4.38%, 7/15/2027	381,000	385,971
0.38%, 7/31/2027	278,000	263,915
2.75%, 7/31/2027	355,000	350,479
3.88%, 7/31/2027	396,000	398,119
2.25%, 8/15/2027	221,000	216,321
3.75%, 8/15/2027	387,000	388,376
0.50%, 8/31/2027	164,000	155,653
3.13%, 8/31/2027	349,000	346,614
3.63%, 8/31/2027	390,000	390,625
3.38%, 9/15/2027	386,000	384,990
0.38%, 9/30/2027	234,000	221,066
3.50%, 9/30/2027	387,000	386,894
4.13%, 9/30/2027	342,000	345,634
3.88%, 10/15/2027	443,000	445,821
0.50%, 10/31/2027	253,000	238,996
3.50%, 10/31/2027	390,000	389,909
4.13%, 10/31/2027	336,000	339,793
2.25%, 11/15/2027	288,000	281,183
4.13%, 11/15/2027	387,000	391,429

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
0.63%, 11/30/2027	324,000	306,155
3.38%, 11/30/2027	370,000	369,162
3.88%, 11/30/2027	333,000	335,341
4.00%, 12/15/2027	387,000	390,779
0.63%, 12/31/2027	335,000	315,816
3.88%, 12/31/2027	336,000	338,533
4.25%, 1/15/2028	387,000	392,850
0.75%, 1/31/2028	467,000	440,476
3.50%, 1/31/2028	336,000	336,000
2.75%, 2/15/2028	400,000	393,750
4.25%, 2/15/2028	387,000	393,122
1.13%, 2/29/2028	472,000	448,031
4.00%, 2/29/2028	336,000	339,623
3.88%, 3/15/2028	353,000	355,992
1.25%, 3/31/2028	422,000	401,065
3.63%, 3/31/2028	277,000	277,833
3.75%, 4/15/2028	335,000	336,924
1.25%, 4/30/2028	473,000	448,629
3.50%, 4/30/2028	301,000	301,047
2.88%, 5/15/2028	360,000	354,783
3.75%, 5/15/2028	328,000	329,999
1.25%, 5/31/2028	425,000	402,389
3.63%, 5/31/2028	276,000	276,895
3.88%, 6/15/2028	326,000	329,082
1.25%, 6/30/2028	456,000	430,938
4.00%, 6/30/2028	250,000	253,174
3.88%, 7/15/2028	321,000	324,060
1.00%, 7/31/2028	473,000	443,216
4.13%, 7/31/2028	262,000	266,206
2.88%, 8/15/2028	473,000	465,591
3.63%, 8/15/2028	316,000	317,086
1.13%, 8/31/2028	478,000	448,573
4.38%, 8/31/2028	234,000	239,338
3.38%, 9/15/2028	315,000	314,016
1.25%, 9/30/2028	472,000	443,643
4.63%, 9/30/2028	262,000	269,962
3.50%, 10/15/2028	300,000	300,000
1.38%, 10/31/2028	460,000	433,119
4.88%, 10/31/2028	270,000	280,188
3.13%, 11/15/2028	340,000	336,480
3.50%, 11/15/2028	300,000	300,070
1.50%, 11/30/2028	460,000	433,999
4.38%, 11/30/2028	420,000	430,336
Total U.S. Treasury Obligations (Cost $31,608,038)		31,811,130

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.06% (a) (b) (Cost $75,335)	75,312	75,343
Total Investments — 99.4% (Cost $31,683,373)		31,886,473
Other Assets in Excess of Liabilities — 0.6%		190,793
NET ASSETS — 100.0%		32,077,266

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$31,811,130	$—	$31,811,130
Short-Term Investments
Investment Companies	75,343	—	—	75,343
Total Investments in Securities	$75,343	$31,811,130	$—	$31,886,473

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.06% (a) (b)	$39,388	$1,024,177	$988,253	$25	$6	$75,343	75,312	$1,431	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.